CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current
Cash	$ 60,161	$ 129,319
Receivables	172,030	218,740
Loans receivable		97,672
Accrued interest receivable		3,879
Inventory	101,009	114,694
Prepaid expenses	39,198	25,842
Total Current Assets	372,398	590,146
Property and Equipment	28,943	23,457
Intangible Assets	100,240
Total Assets	501,581	613,603
Current
Accounts payable and accrued liabilities	207,599	105,637
Due to related parties	6,663,086	6,340,101
Loans payable to related parties	419,050
Accrued dividends payable	734,228	632,830
Total Liabilities	8,023,963	7,078,568
Redeemable Preferred Shares	2,027,945	2,027,945
SHAREHOLDERS' DEFICIENCY
Share CapitalAuthorized:400,000,000 common shares, $0.001 par value;100,000,000 preferred shares, $0.001 par value, and series as determined by directors.Issued:71,128,456 common shares at December 31, 2015 and 2014	71,128	71,128
Additional Paid-in Capital	5,029,013	4,881,391
Deficit	(14,650,468)	(13,445,429)
Total Shareholders' Deficiency	(9,550,327)	(8,492,910)
Total Liabilities and Shareholders' Deficiency	$ 501,581	$ 613,603